Employee Benefit Plans (Schedule Of Asset Allocation and Fair Value Of Plan Assets) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%
Total assets	$ 6,702
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,483
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,936
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 283
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	6.10%
Foreign Currencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 11
Foreign Currencies [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	11
Short-term Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	33
Short-term Investment Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 33
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	47.90%
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 1,430
Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,430
Depository Receipts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	42
Depository Receipts [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	42
Commingled Pension Trust Fund - Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,680
Commingled Pension Trust Fund - Equity [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 1,680
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	42.60%
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 307
Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	307
Government Issue [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,112
Government Issue [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,112
Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4
Mortgage Backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4
Collateralized Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	68
Collateralized Mortgage Backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	68
Commingled Pension Trust Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,732
Commingled Pension Trust Fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 1,732
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	3.40%
Total assets	$ 283
Other Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 283